Business Segments	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Business Segments

Note O: Business Segments

The Aggregates business is comprised of divisions which represent operating segments. Disclosures for certain divisions are consolidated as reportable segments for financial reporting purposes as they meet the aggregation criteria. The Aggregates business contains three reportable segments: Mid-America Group, Southeast Group and West Group. The Cement and Magnesia Specialties businesses also represent individual reportable segments. The accounting policies used for segment reporting are the same as those described in Note A.

The Corporation’s evaluation of performance and allocation of resources are based primarily on earnings from operations. Consolidated earnings from operations equal net sales less cost of sales, selling, general and administrative expenses, and business development costs; include other operating income and expenses; and exclude interest expense, other nonoperating income and expenses, net, and taxes on income. Corporate consolidated earnings from operations primarily include depreciation on capitalized interest, expenses for corporate administrative functions, acquisition-related expenses, net, unallocated corporate expenses and other nonrecurring and/or non-operational income and expenses excluded from the Corporation’s evaluation of business segment performance and resource allocation. All debt and related interest expense is held at Corporate.

Assets employed by segment include assets directly identified with those operations. Corporate assets consist primarily of cash and cash equivalents, property, plant and equipment for corporate operations, investments and other assets not directly identifiable with a reportable business segment.

The following tables display selected financial data for the Corporation’s reportable business segments.

Selected Financial Data by Business Segment

years ended December 31 (add 000) Total revenues	2014	2013	2012
Mid-America Group	$848,855	$789,806	$761,704
Southeast Group	274,352	245,340	243,442
West Group	1,356,283	875,588	806,043
Total Aggregates Business	2,479,490	1,910,734	1,811,189
Cement	221,759	—	—
Magnesia Specialties	256,702	244,817	220,712
Total	$2,957,951	$2,155,551	$2,031,901

Net sales
Mid-America Group	$770,568	$720,007	$695,819
Southeast Group	254,986	226,437	226,232
West Group	1,207,879	771,133	708,689
Total Aggregates Business	2,233,433	1,717,577	1,630,740
Cement	209,556	—	—
Magnesia Specialties	236,106	225,641	202,217
Total	$2,679,095	$1,943,218	$1,832,957

Gross profit (loss)
Mid-America Group	$216,883	$192,747	$185,191
Southeast Group	10,653	(3,515)	(6,051)
West Group	155,678	92,513	76,212
Total Aggregates Business	383,214	281,745	255,352
Cement	52,469	-	-
Magnesia Specialties	84,594	83,703	77,223
Corporate	2,083	(1,491)	(5,441)
Total	$522,360	$363,957	$327,134

years ended December 31 (add 000) Selling, general and administrative expenses	2014	2013	2012
Mid-America Group	$52,217	$53,683	$56,092
Southeast Group	17,788	18,081	18,250
West Group	50,147	42,929	42,082
Total Aggregates Business	120,152	114,693	116,424
Cement	12,741	—	—
Magnesia Specialties	9,776	10,165	9,295
Corporate	26,576	25,233	12,679
Total	$169,245	$150,091	$138,398

Earnings (Loss) from operations
Mid-America Group	$172,208	$144,269	$133,387
Southeast Group	(5,293)	(19,849)	(25,495)
West Group	153,182	53,150	36,858
Total Aggregates Business	320,097	177,570	144,750
Cement	40,751	-	-
Magnesia Specialties	74,805	73,506	68,542
Corporate	(120,780)	(33,088)	(57,122)
Total	$314,873	$217,988	$156,170

Assets employed
Mid-America Group	$1,290,833	$1,242,394	$1,137,480
Southeast Group	604,044	611,906	608,360
West Group	1,844,028	1,030,599	1,047,286
Total Aggregates Business	3,738,905	2,884,899	2,793,126
Cement	3,052,171	—	—
Magnesia Specialties	150,359	154,024	157,673
Corporate	522,957	220,903	210,127
Total	$7,464,392	$3,259,826	$3,160,926

Depreciation, depletion and amortization
Mid-America Group	$63,294	$66,381	$69,915
Southeast Group	31,955	32,556	35,026
West Group	74,283	56,004	56,526
Total Aggregates Business	169,532	154,941	161,467
Cement	30,620	—	—
Magnesia Specialties	10,394	10,564	7,838
Corporate	12,200	8,256	7,906
Total	$222,746	$173,761	$177,211

Total property additions
Mid-America Group	$76,753	$82,667	$57,125
Southeast Group	23,326	72,907	22,594
West Group	753,342	53,530	29,234
Total Aggregates Business	853,421	209,104	108,953
Cement	975,063	—	—
Magnesia Specialties	2,588	4,700	38,873
Corporate	15,349	6,477	3,887
Total	$1,846,421	$220,281	$151,713

years ended December 31 (add 000) Property additions through acquisitions	2014	2013	2012
Mid-America Group	$—	$244	$—
Southeast Group	—	54,463	—
West Group	632,560	—	690
Total Aggregates Business	632,560	54,707	690
Cement	970,300	—	—
Magnesia Specialties	—	—	—
Corporate	—	—	—
Total	$1,602,860	$54,707	$690

All of the property additions through acquisitions in 2014 relate to TXI.

The Corporation acquired machinery and equipment of $7,788,000 and $10,341,000 in 2014 and 2013, respectively, through capital leases.  The Corporation also acquired $3,591,000 of land via noncash transactions and asset exchanges in 2014.

The Aggregates business includes the aggregates product line and aggregates-related downstream operations, which include the asphalt, ready mixed concrete and road paving product lines. All aggregates-related downstream operations reside in the West Group. Total revenues, net sales and gross profit by product line for the Aggregates business, which are reconciled to consolidated amounts, are as follows:

years ended December 31 (add 000) Total revenues	2014	2013	2012
Aggregates	$1,805,824	$1,527,986	$1,470,954
Asphalt	85,822	78,863	93,288
Ready Mixed Concrete	431,229	146,085	110,562
Road Paving	156,615	157,800	136,385
Total Aggregates Business	2,479,490	1,910,734	1,811,189
Cement	221,759	—	—
Magnesia Specialties	256,702	244,817	220,712
Total	$2,957,951	$2,155,551	$2,031,901

Net sales
Aggregates	$1,570,022	$1,347,486	$1,303,975
Asphalt	76,278	66,216	79,816
Ready Mixed Concrete	430,519	146,079	110,554
Road Paving	156,614	157,796	136,395
Total Aggregates Business	2,233,433	1,717,577	1,630,740
Cement	209,556	—	—
Magnesia Specialties	236,106	225,641	202,217
Total	$2,679,095	$1,943,218	$1,832,957

Gross profit (loss)	2014	2013	2012
Aggregates	$324,093	$259,054	$240,614
Asphalt	13,552	12,928	12,099
Ready Mixed Concrete	39,129	8,337	59
Road Paving	6,440	1,426	2,580
Total Aggregates Business	383,214	281,745	255,352
Cement	52,469	—	—
Magnesia Specialties	84,594	83,703	77,223
Corporate	2,083	(1,491)	(5,441)
Total	$522,360	$363,957	$327,134

Domestic and foreign total revenues are as follows:

years ended December 31 (add 000)	2014	2013	2012
Domestic	$2,912,115	$2,113,068	$1,987,228
Foreign	45,836	42,483	44,673
Total	$2,957,951	$2,155,551	$2,031,901